Fees Summary	Jan. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 427,000
Previously Paid Amount	0.00
Total Fee Amount	58.97
Total Offset Amount	0.00
Net Fee	58.97
Narrative - Max Aggregate Offering Price	$ 427,000
Final Prospectus	true